LEASES (Schedule of Maturities of Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Year one	$ 5,723
Year two	2,062
Year three	1,551
Year four	1,004
Thereafter	1,154
Total operating lease payments	11,494
Less imputed interest	1,132
Present value of lease liability	$ 10,362